Average Annual Total Returns		12 Months Ended	27 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		4.95%		1.92%	1.94%
Performance Inception Date	Oct. 10, 2019
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		3.25%		0.92%	0.94%
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		2.91%		1.04%	1.05%
Schwab 1-5 Year Corporate Bond ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	(0.35%)
Schwab 1-5 Year Corporate Bond ETF | Bloomberg US 1-5 Year Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1-5 Year Corporate Bond Index
Average Annual Return, Percent		4.95%		1.99%	2.01%
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		3.32%		0.85%	0.94%
Performance Inception Date	Oct. 10, 2019
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		1.21%		(0.52%)	(0.41%)
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		1.95%		0.07%	0.14%
Schwab 5-10 Year Corporate Bond ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	(0.35%)
Schwab 5-10 Year Corporate Bond ETF | Bloomberg US 5-10 Year Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 5-10 Year Corporate Bond Index
Average Annual Return, Percent		3.21%		0.89%	1.00%
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		1.26%		(0.38%)		1.28%
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		(0.34%)		(1.54%)		0.17%
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		0.74%		(0.76%)		0.50%
Schwab U.S. Aggregate Bond ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		1.95%		1.82%		2.18%
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		0.72%		0.32%		1.08%
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		1.15%		0.77%		1.21%
Schwab U.S. TIPS ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Schwab U.S. TIPS ETF | Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Average Annual Return, Percent		1.84%		1.87%		2.24%
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		4.00%		1.32%		1.32%
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		2.20%		0.41%		0.58%
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		2.34%		0.62%		0.69%
Schwab Short-Term U.S. Treasury ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Schwab Short-Term U.S. Treasury ETF | Bloomberg US Treasury 1-3 Year Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury 1-3 Year Index
Average Annual Return, Percent		4.03%		1.36%		1.38%
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		1.33%		(0.20%)		1.08%
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		(0.20%)		(1.12%)		0.23%
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		0.78%		(0.53%)		0.46%
Schwab Intermediate-Term U.S. Treasury ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Schwab Intermediate-Term U.S. Treasury ETF | Bloomberg US Treasury 3-10 Year Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury 3-10 Year Index
Average Annual Return, Percent		1.26%		(0.16%)		1.14%
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		(6.30%)		(5.25%)	(5.94%)
Performance Inception Date	Oct. 10, 2019
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		(7.94%)		(6.32%)	(6.98%)
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		(3.69%)		(4.25%)	(4.72%)
Schwab Long-Term U.S. Treasury ETF | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	(0.35%)
Schwab Long-Term U.S. Treasury ETF | Bloomberg US Long Treasury Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Long Treasury Index
Average Annual Return, Percent		(6.41%)		(5.20%)	(5.89%)
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		1.14%	4.47%
Performance Inception Date	Oct. 12, 2022
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		1.14%	4.47%
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		2.03%	4.20%
Schwab Municipal Bond ETF | Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%	4.78%
Schwab Municipal Bond ETF | ICE AMT-Free Core U.S. National Municipal Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE AMT-Free Core U.S. National Municipal Index
Average Annual Return, Percent		1.26%	4.52%